Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Parenthetical) (Detail) ¥ in Millions											12 Months Ended
	Dec. 31, 2021	Dec. 29, 2021 CNY (¥)	Dec. 27, 2021	Feb. 20, 2021	Feb. 10, 2021	Aug. 22, 2020	Jul. 01, 2020	Dec. 31, 2018	Dec. 28, 2018	Jan. 31, 2018	Dec. 31, 2022	Dec. 31, 2018
Transaction between pension company and the company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement		effective from 1 January 2022 to 31 December 2024.
Description of agreement fee											According to the agreement, the commissions for the cooperative service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 50% to 70% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for cooperative account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for cooperative investment management services, in accordance with the duration of the agreement, are calculated at 35% to 60% of the annual investment management fee (excluding risk reserves for investment). For pension security business, the commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the cooperative commissions of occupation annuity and third-pillar pension financial business should be determined by both parties on a separate occasion.
Transactions between AMC HK and the company [member] | Insurance funds management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement		effective from 1 January 2022 to 31 December 2024
Amount of management fee paid		¥ 30
Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement one [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement			effective from 1 January 2022 to 31 December 2023
Agreement renewal period											1 year
Management fee for existing projects description											For existing projects, the management fee rate depended on the rate determined previously
Management fee rate for newly signed projects description											for newly signed projects, the management fee rate was determined by both sides based on market and management pattern, and the maximum rate shall not exceed 0.6%.
Management fee rate for newly signed projects											0.60%
Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Description of variable management fee											The adjustment (variable management fee) ranges from negative 2% to positive 2% of the investment management fee in the current period.
Transactions between CLIC and AMC [member] | Asset management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement							effective from 1 July 2020 to 31 December 2022.	effective from 1 January 2019 to 31 December 2021.
Description of agreement fee											In accordance with the agreement and the revision, CLIC paid AMC a basic service fee at the rate of 0.08% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a quarterly basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard products) at the beginning and the end of any given month by the rate of 0.08%, divided by 12.
Transactions Between CL Overseas And AMC HK [member] | Investment management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement												effective from 1 January 2018 to 31 December 2022.
Description of agreement fee											The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
Transactions between CLP&C and AMC [member] | Insurance funds management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					effective from 1 January 2021 to 31 December 2023.
Description of agreement fee					In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance.
Transactions between the company and CLPC [member] | Framework insurance agency agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement				8 March 2021 to 7 March 2023						8 March 2018 to 7 March 2021
Period of agreement				2 years						3 years
Transactions between the company and CGB [member] | Insurance agency agreement one [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement						effective from the signing date to 22 August 2022.
Transactions between the company and CGB [member] | Insurance agency agreement two [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement			effective for one years from 1 January 2022
Agreement renewal period											1 year
Period of agreement											1 year
Transactions between AMC and the company [member] | Insurance funds management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement							effective from 1 July 2020 to 31 December 2022.		effective from 1 January 2019 to 31 December 2021.
Description of agreement fee											The daily accrued fixed service fee was calculated and payable on a quarterly basis, by multiplying the net value of the total investment assets on the day by the variety-based annual investment management fee rate divided by 360; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum.
Variable annual service fee percentage									20.00%
Transactions between the company and CLIC [member] | Insurance agency agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement	effective from 1 January 2022 to 31 December 2024
Description of agreement fee											The policy management fee was payable annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB14 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies.
Management fee component rate per policy											14
Percentage of premiums and deposits received											2.50%
Transactions between the Company and CLHI [member] | Aged-care projects management service agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement	effective from 1 January 2022 to 31 December 2022
Service fee annual rate	2.20%
Bottom of range [member] | Transaction between pension company and the company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Percentage of management fee revenues used to calculate commissions for annuity fund management		30.00%
Bottom of range [member] | Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Percentage of variable management fee											(2.00%)
Top of range [member] | Transaction between pension company and the company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Percentage of management fee revenues used to calculate commissions for annuity fund management		50.00%
Top of range [member] | Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Percentage of variable management fee											2.00%
Top of range [member] | Transactions between CLIC and AMC [member] | Asset management agreement [member]
Disclosure of transactions between related parties [line items]
The annual rate of the basic service fee							0.08%